Equity Awards - Stock Option Plan Activity (Detail) (Service and performance-based employee and director stock options, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, beginning balance	3,885,193		1,781,499	1,388,746	[1]
Options granted	564,442		2,193,701	430,855
Options forfeited	(15,929)		(90,007)	(32,295)
Options exercised				(5,807)
Options outstanding, ending balance	4,433,706	[2]	3,885,193	1,781,499
Average exercise price, beginning of period	$ 2.53		$ 3.90	$ 3.36	[1]
Average exercise price, options granted	$ 1.29		$ 1.46	$ 5.63
Average exercise price, forfeited	$ 1.53		$ 3.48	$ 3.97
Average exercise price, exercised				$ 2.88
Average exercise price, end of period	$ 2.38	[2]	$ 2.53	$ 3.90
Average grant date fair value, beginning of period	$ 1.73		$ 2.59	$ 2.05	[1]
Average grant date fair value, options granted	$ 0.93		$ 1.07	$ 4.13
Average grant date fair value, forfeited	$ 1.09		$ 2.52	$ 2.68
Average grant date fair value, exercised				$ 2.00
Average grant date fair value, end of period	$ 1.63	[2]	$ 1.73	$ 2.59
Average remaining contractual life, options outstanding	4 years 7 months 14 days	[2]
Options exercisable on December 31, 2013	2,304,798	[2]
Average exercise price, options exercisable	$ 3.03	[2]
Average remaining contractual life, options exercisable	3 years 9 months 22 days	[2]
Aggregate intrinsic value, options exercisable	$ 0	[2]
Options expected to vest as of December 31, 2013	2,128,908
Average exercise price, options expected to vest	$ 1.68
Aggregate intrinsic value, options expected to vest	$ 0

[1]	On December 31, 2010, there were an additional 19,094 of performance-based options for which the performance period had not begun. These options were classified as liability awards and had a weighted average fair values of $2.40 at December 31, 2010.
[2]	On December 31, 2013, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $5.93